Other non-current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other non-current assets [Abstract]
Prepayment for acquiring an office building		481,047
Unamortized convertible bonds issuance cost		42,275
Prepayments of exclusive license fee		31,189
Others		6,460	4,864
Total	$ 90,412	560,971	4,864